Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
10)	CASH AND CASH EQUIVALENTS
As of December 31, 2021 and 2020, consolidated cash and cash equivalents consisted of:

	2021	2020

Cash and bank accounts	$367	501
Fixed-income securities and other cash equivalents	246	449

	$613	950

Based on net settlement agreements, the balance of cash and cash equivalents excludes deposits in margin accounts that guarantee several obligations of CEMEX of $15 in 2021 and $32 in 2020, which were offset against the corresponding obligations of CEMEX with the counterparties, considering CEMEX’s right, ability and intention to settle the amounts on a net basis.